Related Party Balances and Transactions (Details) - Schedule of loans payable to shareholders		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Balances and Transactions (Details) - Schedule of loans payable to shareholders [Line Items]
Loans payable to shareholders		¥ 2,560,000
Xiaogang Geng [Member]
Related Party Balances and Transactions (Details) - Schedule of loans payable to shareholders [Line Items]
Relationship		Shareholder
Nature	[1]	Loan (a)
Loans payable to shareholders		¥ 190,000
Xiaohua Jia [Member]
Related Party Balances and Transactions (Details) - Schedule of loans payable to shareholders [Line Items]
Relationship		Shareholder
Nature	[2]	Loan (b)
Loans payable to shareholders		¥ 330,000
Dun Zhao [Member]
Related Party Balances and Transactions (Details) - Schedule of loans payable to shareholders [Line Items]
Relationship		Shareholder
Nature	[3]	Loan and related interests (c)
Loans payable to shareholders		¥ 2,040,000

[1]	For the year ended December 31, 2021, Jayud borrowed a total amount of RMB520,000 without interest for 18 months from Geng Xiaogang and repaid RMB330,000. For the year ended December 31, 2022, Jayud borrowed a total amount of RMB1,000,000 (US$143,583) without interest and fully repaid the balance of RMB1,190,000 (US$170,864).
[2]	For the year ended December 31, 2021, Jayud borrowed a total amount of RMB3,685,000 without interest for 8 months from Jia Xiaohua and repaid RMB3,355,000. For the year ended December 31, 2022, Jayud borrowed a total amount of RMB353,383 (US$50,740) without interest and fully repaid the balance of RMB683,383 (US$98,122).
[3]	For the year ended December 31, 2021, Jayud borrowed a total amount of RMB2,000,000 with an interest rate of 6% for 6 months from Zhao Dun and recorded interest expenses of RMB40,000. For the year ended December 31, 2022, Jayud recorded an interest expense of RMB20,000 (US$2,980) and fully repaid the principal and interests in a total amount of RMB2,060,000 (US$295,782).